Investment Objectives and Goals - HAWAII MUNICIPAL BOND FUND	May 01, 2026
Class A
Prospectus [Line Items]
Risk/Return [Heading]	Bishop Street Hawaii Municipal Bond Fund
Objective [Heading]	■■■ INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Fund is to provide high current income exempt from federal and Hawaii state income taxes.
Class I
Prospectus [Line Items]
Objective [Heading]	■■■ INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Fund is to provide high current income exempt from federal and Hawaii state income taxes.